Investments and Cash Held in Trust - Additional Information (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	$ 345,030,934	$ 345,008,625
Money Market Funds
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	345,030,934	344,993,100
Cash
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	$ 345,030,934	$ 15,525